Financial Instruments And Financial Risk Management - Summary of Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans receivable, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	$ 447	$ 1,312
Financial assets, amortized cost	447	747
Interest receivable	0	747
Financial assets	447	1,312
Loans receivable, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	823	505
Financial assets, amortized cost	823	505
Financial assets	823	505
Loans receivable, long-term | Origin House
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		400
Lighthouse | Loans receivable, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	565
Illinois Incubator, Net Of Expected Credit Loss | Loans receivable, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	823	100
Other, Net Of Expected Credit Loss | Loans receivable, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	447	0
Other, Net Of Expected Credit Loss | Loans receivable, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	$ 0	$ 405